Business and Organization (Details)				12 Months Ended
	Jun. 28, 2017 USD ($)	Jun. 27, 2017 USD ($) $ / shares shares	Apr. 14, 2017 USD ($) investor $ / shares shares	Dec. 31, 2017 property	Mar. 31, 2017 USD ($)	Mar. 30, 2017 USD ($)
Business Acquisition [Line Items]
Number of institutional investors | investor			2
Total consideration	$ 142,000,000
IPO and Private Placement
Business Acquisition [Line Items]
Proceeds from initial public offering		$ 205,000,000
Proceeds from private placement offering		$ 45,000,000
Share price (in dollars per share) | $ / shares		$ 20.00
iStar Inc. | IPO and Private Placement
Business Acquisition [Line Items]
Transaction costs		$ 18,900,000
Initial Portfolio from iStar
Business Acquisition [Line Items]
Number of properties | property				12
Total consideration			$ 340,000,000
Common Stock | Initial Capitalization
Business Acquisition [Line Items]
Number of institutional investors | investor			2
Stock issued (in shares) | shares			2,875,000
Proceeds from issuance of common stock			$ 57,500,000
Ownership percentage by Shareholders			51.00%
Share price (in dollars per share) | $ / shares			$ 20.00
Common Stock | IPO and Private Placement
Business Acquisition [Line Items]
Stock issued (in shares) | shares		10,250,000
Proceeds from initial public offering		$ 205,000,000
Common Stock | iStar Inc. | Initial Capitalization
Business Acquisition [Line Items]
Stock issued (in shares) | shares			2,775,000
Proceeds from issuance of common stock			$ 55,500,000
Ownership percentage by Shareholders			49.00%
Share price (in dollars per share) | $ / shares			$ 20.00
Common Stock | iStar Inc. | IPO and Private Placement
Business Acquisition [Line Items]
Stock issued (in shares) | shares		2,250,000
Proceeds from private placement offering		$ 45,000,000
Share price (in dollars per share) | $ / shares		$ 20
Minimum
Business Acquisition [Line Items]
Ground leases term				30 years
Ground lease investment initial targeted value of ground lease of combined value				30.00%
Ground lease, ratio of property net operating income to ground lease payments due				2.0
Maximum
Business Acquisition [Line Items]
Ground leases term				99 years
Ground lease investment initial targeted value of ground lease of combined value				45.00%
Ground lease, ratio of property net operating income to ground lease payments due				5.0
Secured Debt | 2017 Secured Financing
Business Acquisition [Line Items]
Assumption of long term debt					$ 227,000,000.0	$ 227,000,000